Commitments and Contingencies (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 28, 2020	Jul. 15, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Rent expense			$ 203,017	$ 71,448	$ 641,779	$ 193,069
Series C Preferred Stock [Member]
Preferred stock, shares issued	20		23		23	23
Executive Employment Agreement [Member] | Series C Preferred Stock [Member]
Preferred stock, shares issued	200
Investor Relations and Advisory Agreement [Member] | Initial 3 Months [Member] | Restricted Stock [Member]
Professional fees		$ 5,000
Investor Relations and Advisory Agreement [Member] | 4-6 Months [Member] | Restricted Stock [Member]
Professional fees		6,250
Investor Relations and Advisory Agreement [Member] | 7 Months and After [Member] | Restricted Stock [Member]
Professional fees		$ 7,500
Pasquale Ferro [Member] | Executive Employment Agreement [Member]
Base salary per month	$ 15,000.00
Incentive stock option plan	100,000
Philip Scala [Member] | Executive Employment Agreement [Member]
Employee cash compensation per month	$ 100,000